INVESTMENTS (Notes)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
INVESTMENTS

Fixed Maturities

The following table provides information relating to fixed maturities classified as AFS:

Available-for-Sale Securities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(1)

December 31, 2016:
Fixed Maturity Securities:
Public corporate	$819	$16	$8	$827	$—
Private corporate	205	5	2	208	—
U.S. Treasury, government and agency	36	—	1	35	—
States and political subdivisions	6	—	—	6	—
Commercial mortgage-backed	24	7	7	24	1
Redeemable preferred stock	9	—	—	9	—
Total at December 31, 2016	$1,099	$28	$18	$1,109	$1

December 31, 2015:
Fixed Maturity Securities:
Public corporate	$631	$16	$10	$637	$—
Private corporate	183	4	2	185	—
U.S. Treasury, government and agency	29	—	—	29	—
States and political subdivisions	6	1	—	7	—
Commercial mortgage-backed	32	6	7	31	1
Redeemable preferred stock	17	—	—	17	—
Total at December 31, 2015	$898	$27	$19	$906	$1

(1)	Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturity Securities
Contractual Maturities at December 31, 2016

	Amortized Cost	Fair Value
	(In Millions)

Due in one year or less	$20	$20
Due in years two through five	179	187
Due in years six through ten	845	847
Due after ten years	22	22
Subtotal	1,066	1,076
Commercial mortgage-backed securities	24	24
Redeemable preferred stock	$9	$9
Total	$1,099	$1,109

The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

	December 31,
	2016	2015	2014
	(In Millions)

Proceeds from sales	$49	$19	$39

Gross gains on sales	$1	$—	$1
Gross losses on sales	$—	$—	$1

Total OTTI	$(3)	$(1)	$(10)
Non-credit losses recognized in OCI	—	—	—
Credit losses recognized in earnings (loss)	$(3)	$(1)	$(10)

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

Fixed Maturity Securities - Credit Loss Impairments

	2016	2015
	(In Millions)

Balances at January 1,	$(42)	$(51)
Previously recognized impairments on securities that matured, paid, prepaid or sold	13	10
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	(3)	—
Additional impairments this period on securities previously impaired	—	(1)
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—
Balances at December 31,	$(32)	$(42)

(1)
Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2016	2015
	(In Millions)

AFS Securities:
Fixed maturity securities:
With OTTI loss	$4	$4
All other	6	4
Net Unrealized (Gains) Losses	$10	$8

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturity Securities with OTTI Losses

	Net Unrealized Gains (Losses) on Investments	Deferred Income Tax Asset(Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains(Losses)
	(In Millions)

Balance, January 1, 2016	$4	$(2)	$2
Net investment gains (losses) arising during the period	(1)	—	(1)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	1	—	1
Impact of net unrealized investment gains (losses) on:
Deferred income taxes	—	—	—
Balance, December 31, 2016	$4	$(2)	$2

Balance, January 1, 2015	$(1)	$—	$(1)
Net investment gains (losses) arising during the period	4	—	4
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	1	—	1
Impact of net unrealized investment gains (losses) on:
Deferred income taxes	—	(2)	(2)
Balance, December 31, 2015	$4	$(2)	$2

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments	DAC and VOBA	Deferred Income Tax Asset(Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(In Millions)

Balance, January 1, 2016	$4	$(2)	—	$2
Net investment gains (losses) arising during the period	(1)	—	—	(1)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	3	—	—	3
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	—	2	—	2
Deferred income taxes	—	—	(1)	(1)
Balance, December 31, 2016	$6	—	$(1)	$5

Balance, January 1, 2015	$29	$(2)	$(9)	$18
Net investment gains (losses) arising during the period	(24)	—	—	(24)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	(1)	—	—	(1)
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	—	—	—	—
Deferred income taxes	—	—	9	9
Balance, December 31, 2015	$4	$(2)	—	$2

The following tables disclose the fair values and gross unrealized losses of the 168 issues at December 31, 2016 and the 141 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Millions)
December 31, 2016
Fixed Maturity Securities:
Public corporate	$292	$8	$12	$—	$304	$8
Private corporate	61	2	—	—	61	2
U.S. Treasury, government and agency	21	1	—	—	21	1
Commercial mortgage-backed	1	—	10	7	11	7
Redeemable preferred stock	9	—	—	—	9	—

Total	$384	$11	$22	$7	$406	$18

December 31, 2015
Fixed Maturity Securities:
Public corporate	$243	$9	$11	$1	$254	$10
Private corporate	58	2	—	—	58	2
U.S. Treasury, government and agency	16	—	—	—	16	—
Commercial mortgage-backed	4	—	13	7	17	7
Redeemable preferred stock	—	—	2	—	2	—

Total	$321	$11	$26	$8	$347	$19

MLOA’s investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder’s equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.1% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2016 and 2015 were $15 million and $15 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2016 and 2015, respectively, approximately $37 million and $42 million, or 3.4% and 4.7%, of the $1,099 million and $898 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $0 million and $1 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, the $7 million and $8 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities. In accordance with the policy described in Note 2, MLOA concluded that an adjustment to earnings for OTTI for these securities was not warranted at either December 31, 2016 or 2015. At December 31, 2016, MLOA did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2016, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

Mortgage Loans

The following table provides information relating to the loan-to-value and debt service coverage ratio for commercial mortgage loans at December 31, 2016. The values used in these ratio calculations were developed as part of the periodic review of the commercial mortgage loan portfolio, which includes an evaluation of the underlying collateral value.
Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2016

	Debt Service Coverage Ratio
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$17	$—	$—	$—	$—	$—	$17
50% - 70%	—	—	—	—	—	—	—
70% - 90%	—	—	—	—	—	—	—
90% plus	—	—	—	—	—	—	—
Total Commercial Mortgage Loans	$17	$—	$—	$—	$—	$—	$17

(1)	The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

(2)	The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016.

	30-59 Days	60-89 Days	90 Days Or >	Total	Current	Total Financing Receivables	Recorded Investment Or > 90 Days and Accruing
	(In Millions)
December 31, 2016:
Total Commercial Mortgage Loans	$—	$—	$—	$—	$17	$17	$—

Equity Method Investments

The following table presents MLOA’s investment in 2.6 million units of AB (approximately 0.95% ownership) with a fair value of $61 million and $62 million at December 31, 2016 and 2015, respectively. MLOA’s investment in AB, an affiliate, is included in Other invested assets:

	2016	2015
	(In Millions)

Balance at January 1,	$63	$63
Equity in net earnings (loss)	6	5
Dividends received	(5)	(5)
Other	—	—
Balance at December 31,	$64	$63

The tables below detail the condensed balance sheets and statements of earnings (loss) of AB and MLOA’s equity investment and equity in earnings (loss) of AB.

	December 31,
	2016	2015
	(In Millions)
Balance Sheets:
Total Assets	$8,740	$7,436

Total Liabilities	4,279	3,368
Redeemable non-controlling interest	393	13
Total Partners’ Capital	4,068	4,055
Total Liabilities and Partners’ Capital	$8,740	$7,436

MLOA’s Equity investment in AB	$64	$63

	2016	2015	2014
	(In Millions)
Statements of Earnings (Loss):
Total revenues	$3,029	$3,021	$3,005

Total Expenses	2,306	2,390	2,397
Net Earnings (Loss)	$695	$587	$570

MLOA’s Equity in earnings (loss) of AB	$6	$5	$1

Derivatives and Offsetting Assets and Liabilities

MLOA hedges crediting rates in the Market Stabilizer Option® (“MSO”) in the variable life insurance products and in the Indexed Universal Life (“IUL”) insurance products. The MSO and IUL products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which MLOA will absorb, up to a certain percentage the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, MLOA enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

The tables below present quantitative disclosures about MLOA’s derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

Derivative Instruments by Category

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported In Earnings (Loss)
	(In Millions)
At or For the Year Ended, December 31, 2016:
Freestanding derivatives:
Equity contracts:(1)
Options	$776	$76	$20	$18
Collateral	—	—	51	—

Net investment income (loss)				18

Embedded derivatives:
MSO and IUL indexed features(2)	—	—	53	(18)

Balance, December 31, 2016	$776	$76	$124	$—
At or For the Year Ended, December 31, 2015:

Freestanding derivatives:
Equity contracts:(1)
Options	$518	$28	$4	$(9)

Net investment income (loss)				(9)

Embedded derivatives:
MSO and IUL indexed features(2)	—	—	24	8

Balance, December 31, 2015	$518	$28	$28	$(1)

(1)Reported in Other invested assets in MLOA’s balance sheets.
(2)MSO and IUL are reported in Future policyholders’ benefits and other policyholders’ liabilities in the balance sheets.

Credit Risk

Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to MLOA if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates MLOA would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions MLOA generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under “ISDA Master Agreements.” MLOA further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

ISDA Master Agreements

Netting Provisions. The standardized “ISDA Master Agreement” under which MLOA conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, MLOA will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

Collateral Arrangements. MLOA generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party “out-of-the-money” or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of MLOA’s OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. MLOA nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

At December 31, 2016 and 2015, respectively, MLOA held $58 million and $27 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2016 and 2015 was not material.

The following table presents information about MLOA’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2016

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(In Millions)
ASSETS
Description
Derivatives:
Equity contracts	$76	$20	$56
Collateral	$—	$58	$(58)
Total Derivatives, subject to an ISDA Master Agreement(1)	76	78	(2)
Other financial instruments	77	—	77
Other invested assets	$153	$78	$75

LIABILITIES
Description
Derivatives:
Equity contracts	$20	$20	$—
Total Derivatives, subject to an ISDA Master Agreement(1)	78	78	—
Other financial liabilities	78	—	78
Other liabilities	$156	$78	$78

(1)    All derivatives were subject to ISDA Master Agreements at December 31, 2016.

The following table presents information about MLOA’s gross collateral amounts that are not offset in the balance sheets at December 31, 2016.

Collateral Amounts Offset in the Balance Sheets
At December 31, 2016

	Fair Value of Assets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(In Millions)
ASSETS
Counterparty A	$4	$—	$(4)	$—
Counterparty V	7	—	(7)	—
Counterparty F	7	—	(8)	(1)
Counterparty G	4	—	(4)	—
Counterparty H	25	(7)	(19)	(1)
Counterparty Q	—	—	—	—
Counterparty K	9	—	(9)	—
Counterparty T	—	—	—	—
Counterparty L	—	—	—	—
Total Derivatives	$56	$(7)	$(51)	$(2)
Other financial assets	77	—	—	77
Other invested assets	$133	$(7)	$(51)	$75

The following table presents information about MLOA’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2015

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(In Millions)
ASSETS
Description
Derivatives:
Equity contracts	$28	$4	$24
Total Derivatives, subject to an ISDA Master Agreement(1)	28	4	24
Other financial instruments	65	—	65
Other invested assets	$93	$4	$89

LIABILITIES
Description
Derivatives:
Equity contracts	$4	$4	$—
Total Derivatives, subject to an ISDA Master Agreement(1)	4	4	—
Other financial liabilities	60	—	60
Other liabilities	$64	$4	$60

(1)    All derivatives were subject to ISDA Master Agreements at December 31, 2015.
The following table presents information about MLOA’s gross collateral amounts that are not offset in the balance sheets at December 31, 2015.

Gross Collateral Amounts Not Offset in the Balance Sheets
At December 31, 2015

	Fair Value of Assets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(In Millions)
ASSETS
Counterparty A	$3	$—	$(3)	$—
Counterparty V	1	—	(1)	—
Counterparty F	2	—	(2)	—
Counterparty G	2	—	(2)	—
Counterparty H	6	(6)	—	—
Counterparty K	7	—	(7)	—
Counterparty L	2	—	(2)	—
Counterparty T	1	—	(1)	—
Total Derivatives	$24	$(6)	$(18)	$—
Other financial assets	65	—	—	65
Other invested assets	$89	$(6)	$(18)	$65

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	2016	2015	2014
	(In Millions)

Fixed maturities	$43	$40	$36
Mortgage loans on real estate	1	0	2
Policy loans	1	1	1
Derivative instruments	18	(9)	13

Gross investment income (loss)	63	32	52

Investment expenses	(3)	(3)	(2)

Net Investment Income (Loss)	$60	$29	$50

For 2016, 2015 and 2014 net investment income (loss) from derivatives included $(2) million, $6 million and $8 million of realized gains (losses) on contracts closed during those periods and $20 million, $(15) million and $5 million of unrealized gains (losses) on derivative positions at year end.

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	2016	2015	2014
	(In Millions)

Fixed maturities	$(4)	$(1)	$(10)
Mortgage loans on real estate	—	—	4
Investment Gains (Losses), Net	$(4)	$(1)	$(6)